Derivative Financial Instruments - Summary of Characterisitics and Fair Value of Derivative Instruments (Detail)	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
CAP 1	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Fair value asset	$ 89,711,000	$ 750,704,000	$ 4,686,000
Fair value liability	$ (71,387,000)		$ (265,979,000)
TIIE 28 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
CAP 1	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
H S B C Bank [Member] | London Inter Bank Offered Rate 30 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount					$ 95,500,000	$ 95,500,000
Hedge start date		2016-03	2016-03
Rate		Libor 30	Libor 30
Floor		0.42%	0.42%		0.42%	0.42%
CAP 1		1.75%	1.75%		1.75%	1.75%
CAP 2		2.75%	2.75%		2.75%	2.75%
Due date		2021-01	2021-01
Fair value asset			$ 667,000
Fair value liability		$ (476,000)
H S B C Bank [Member] | London Inter Bank Offered Rate 30 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount					$ 95,500,000	$ 95,500,000
Hedge start date		2016-03	2016-03
Rate		Libor 30	Libor 30
Floor		0.42%	0.42%		0.42%	0.42%
CAP 1		1.75%	1.75%		1.75%	1.75%
CAP 2		2.75%	2.75%		2.75%	2.75%
Due date		2021-02	2021-02
Fair value asset			$ 619,000
Fair value liability		$ (857,000)
H S B C Bank [Member] | 7.21% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount		$ 1,500,000,000.0	$ 1,500,000,000.0	$ 1,500,000,000.0
Hedge start date	2017-05	2017-05	2017-05
Rate	7.21%	7.21%	7.21%
Due date	2022-03	2022-03	2022-03
Fair value liability	$ (6,764,000)	$ (57,090,000)	$ (17,998,000)
Scotiabank [Member] | TIIE 28 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount			$ 2,200,000,000.0
Hedge start date			2016-04
Rate			TIIE 28
Floor			4.05%			4.05%
CAP 1			5.75%			5.75%
CAP 2			6.75%			6.75%
Due date			2020-02
Fair value asset			$ 3,400,000
Scotiabank [Member] | 8.0315% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 2,300,000,000.0	$ 2,300,000,000.0	$ 2,300,000,000.0
Hedge start date	2019-02	2019-02	2019-02
Rate	8.0315%	8.0315%	8.0315%
Due date	2022-11	2022-11	2022-11
Fair value asset		$ 154,741,000
Fair value liability	$ (23,527,000)		$ (86,998,000)
Scotiabank [Member] | 8.03% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 3,000,000,000.0	$ 3,000,000,000.0	$ 3,000,000,000.0
Hedge start date	2019-02	2019-02	2019-02
Rate	8.03%	8.03%	8.03%
Due date	2024-03	2024-03	2024-03
Fair value liability	$ (41,096,000)	$ (335,752,000)	$ (160,983,000)
Scotiabank [Member] | 6.332% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 3,000,000,000.0	$ 3,000,000,000.0
Hedge start date	2020-03	2020-03
Rate	6.332%	6.332
Due date	2025-02	2025-02
Fair value asset	$ 89,711,000
Fair value liability		$ (201,788,000)